Investment securities (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 1	SFr 915	SFr 163
Realized gains	0	17	7
Realized losses	0	(1)	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	17	15	13
Realized gains	2	1	1
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	103	163
Realized gains	0	0	7
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	17	15	13
Realized gains	SFr 2	SFr 1	SFr 1